Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 07, 2020
Registrant Name	MML SERIES INVESTMENT FUND
Entity Central Index Key	0000067160
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 07, 2020
Document Effective Date	Jan. 07, 2020
Prospectus Date	May 01, 2019